Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 2,490	€ 1,927	€ 5,688
VAT receivable	1,058	971
Prepaid expenses	2,213	2,217
Other receivables	3,378	920
Other current assets	€ 9,139	€ 6,035